N-4	Apr. 19, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE SEPARATE ACCOUNT
Entity Central Index Key	0000729522
Entity Investment Company Type	N-4
Document Period End Date	Apr. 19, 2024
Amendment Flag	false
Polaris Platinum III (EA) - 333-185762 | PolarisIncomeMaxOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Polaris Platinum III (EA) - 333-185762 | PolarisIncomeMaxTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Polaris Platinum III (EA) - 333-185762 | PolarisIncomePlusDailyFlexOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Polaris Platinum III (EA) - 333-185762 | PolarisIncomePlusDailyFlexTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%